Annual Fund Operating Expenses - Invesco RAFI Strategic US Small Company ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.23%
Other Expenses	none
Total Annual Fund Operating Expenses	0.23%